Offerings	Apr. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.500% Senior Notes due 2028
Maximum Aggregate Offering Price	$ 571,050,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 87,427.76
Offering Note	The U.S. dollar equivalent of the Maximum Aggregate Offering Price has been calculated using an exchange rate of EUR1.00 = $1.1421 as announced by Bloomberg on April 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 2.500% Senior Notes due 2028
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 2.500% Senior Notes due 2028
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.